INCOME TAX - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax [Line Items]
Corporate tax rate (as a percent)	23.00%	23.00%
Other carryforward	$ 423
Deferred Tax Assets, Valuation Allowance	$ 25,414	$ 23,797
Israel [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)	23.00%	23.00%
US [Member]
Income Tax [Line Items]
Corporate tax rate (as a percent)	21.00%	21.00%
CA [Member]
Income Tax [Line Items]
State tax rate	8.84%
NY [Member]
Income Tax [Line Items]
State tax rate	6.50%
NYC [Member]
Income Tax [Line Items]
State tax rate	6.50%
Domestic [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 20,444	$ 18,963
Domestic [Member] | Capital Loss Carryforward [Member]
Income Tax [Line Items]
Other carryforward	15,810
Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	19,203
Deferred Tax Assets, Valuation Allowance	4,970	$ 4,835
Parent Company [Member] | Foreign [Member]
Income Tax [Line Items]
Operating loss carryforward	55,165
Deferred Tax Assets, Valuation Allowance	$ 25,414